Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Beginning balance	$ 1,435	$ 1,251	$ 1,185
Additions based on tax positions related to the current year	154	87	69
Additions based on tax positions related to prior years	79	75	59
Additions from acquired subsidiaries	0	57	0
Reductions for tax positions of prior years	(60)	(22)	(28)
Reductions due to expiration of statute of limitations	(3)	(5)	(24)
Settlements with taxing authorities	(32)	(8)	(10)
Ending balance	$ 1,573	$ 1,435	$ 1,251